Cover Page	Mar. 31, 2024
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Calumet, Inc. /DE
Entity Central Index Key	0002013745
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2911
Entity Tax Identification Number	36-5098520
Entity Address, Address Line One	2780 Waterfront Parkway East Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46214
City Area Code	317
Local Phone Number	328-5660
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2780 Waterfront Parkway East Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46214
Contact Personnel Name	Gregory J. Morical
City Area Code	317
Local Phone Number	328-5660